SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

Management’s Evaluation

On October 13, 2022, Digital Brands Group, Inc., a Delaware corporation (the “Company” or “DBG”), entered into a Second Amended and Restated Membership Interest Purchase Agreement (the “Agreement”) with Moise Emquies, George Levy, Matthieu Leblan and Carol Ann Emquies (“Sellers”), Sunnyside, LLC, a California limited liability company (“Sundry”), and George Levy as the Sellers’ representative (the “Sellers’ Representative”), pursuant to which the Company will acquire all of the issued and outstanding membership interests of Sundry (such transaction, the “Acquisition”).

Pursuant to the Agreement, Sellers, as the holders of all of the outstanding membership interests of Sundry, will exchange all of such membership interests for (i) $7.5 million in cash, of which (a) $2.5 million first shall be paid to each of George Levy and Matthieu Leblan (for a total of $5 million); (b) $900,000 will be used to pay off outstanding indebtedness of Sundry and (c) the remaining $1.6 million will be paid to each of the Sellers, Jenny Murphy and Elodie Crichi pro rata in accordance to the percentages set forth in the Agreement; (ii) $5.5 million in promissory notes issued by the Company to each of the Sellers, Jenny Murphy and Elodie Crichi pro rata in accordance to the percentage set forth in the Agreement; and (iii) $1 million paid in the Company’s common stock, with a par value of $0.0001 per share (the “Buyer Shares”), at $11 per share, which is the per share closing price of the Buyer Shares on Nasdaq on October 13, 2022 (the “Issuance Price”) issued to each of the Sellers, Jenny Murphy and Elodie Crichi pro rata in accordance to the percentage set forth in the Agreement. Each promissory note carries an initial per annual interest rate of eight percent (8)% and a maturity date of February 15, 2023.

On December 30, 2022, the Company completed its previously announced acquisition (the “Acquisition”) of all of the issued and outstanding membership interests of Sunnyside, LLC, a California limited liability company (“Sundry”), pursuant to that certain Second Amended and Restated Membership Interest Purchase Agreement (the “Agreement”), dated October 13, 2022, by and among Moise Emquies, George Levy, Matthieu Leblan and Carol Ann Emquies (“Sellers”), George Levy as the Sellers’ representative, the Company as Buyer, and Sundry.

Pursuant to the Agreement, Sellers, as the holders of all of the outstanding membership interests of Sundry, exchanged all of such membership interests for (i) $7.5 million in cash, (ii) $5.5 million in promissory notes of the Company (the “Notes”), and (iii) a number of shares of common stock of the Company equal to $1.0 million (the “Shares”), calculated in accordance with the terms of the Agreement, which consideration was paid or delivered to the Sellers, Jenny Murphy and Elodie Crichi. Each Note bears interest at eight percent (8%) per annum and matures on February 15, 2023.

On October 13, 2022, the Company amended its Amended and Restated Certificate of Incorporation to increase to increase the number of authorized shares of the Company’s common stock from 200,000,000 to 1,000,000,000, and in conjunction therewith, to increase the aggregate number of authorized shares to 1,010,000,000 shares.

On October 21, 2022, the Board of Directors approved a one-for-100 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock (see Note 7). The reverse stock split became effective as of November 3, 2022.

From October 1, 2022 through the issuance date, the Company has converted approximately $9 million of the Oasis and FirstFire notes into 1,970,357 shares of common stock.

On November 29, 2022, the Company, entered into a Securities Purchase Agreement (the “Purchase Agreement”) with investors (the “Investors”), pursuant to which the Company agreed to issue and sell, in an offering (the “Offering”), (i) an aggregate of 168,000 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and accompanying Class B Warrants (the “Class B Warrants”) to purchase 168,000 shares of Common Stock and accompanying Class C Warrants (the “Class C Warrants”) to purchase 168,000 shares of Common Stock, at a combined public offering price of $5.50 per share and Class B Warrant and Class C Warrant, and (ii) 1,650,181 pre-funded warrants (the “Pre-Funded Warrants” and together with the Class B Warrants and the Class C Warrants, the “Warrants” and together with the Shares and the shares of Common Stock underlying the Warrants, the “Securities”) exercisable for 1,650,181 shares of Common Stock, and accompanying Class B Warrants to purchase 1,650,181 shares of Common Stock and Class C Warrants to purchase 1,650,181 shares of Common Stock, at a combined public offering price of $5.50, less the exercise price of $0.0001, per Pre-Funded Warrant and accompanying Class B Warrant and Class C Warrant, to the Investors, for aggregate gross proceeds from the Offering of approximately $10 million before deducting placement agent fees and related offering expenses.

Each Class B Warrant has an exercise price of $5.25 per share, will be immediately exercisable upon issuance and will expire five years from the date of issuance. Each Class C Warrant has an exercise price of $5.25 per share, will be immediately exercisable upon issuance and will expire thirteen months from the date of issuance.

On December 29, 2022, the Company and various purchasers (the “Investors”) executed a Securities Purchase Agreement (the “SPA”) whereby the Investors purchased from the Company 20% Original Issue Discount (the “OID”) promissory notes (the “Notes”) in the aggregate principal amount of $4,000,000 (with an aggregate subscription amount of $3,200,000). Revere Securities LLC and Spartan Capital, LLC acted as placement agents for the offering of notes and warrants contemplated by the SPA.

The Notes are due and payable on February 15, 2023 (the “Maturity Date”). The Company will also have the option to prepay the Notes with no penalties at any time prior to the Maturity Date. If the Company or any subsidiary of the Company completes a debt or equity financing of less than $4,000,000, the Company is required to repay 50% of the remaining balance of the Notes. Following such 50% repayment, the Company must also use any proceeds from any subsequent debt or equity financing to repay the Notes.

Upon the closing of any debt or equity financing of $4,000,000 or greater, the Company is required to repay 100% of the Notes with no penalties.

If the Notes are not repaid in full by the Maturity Date or if any other event of default occurs, (1) the face value of the Notes will be automatically increased to 120%; (2) the Notes will begin generating an annual interest rate of 20%, which will be paid in cash monthly until the default is cured; and (3) if such default continues for 14 or more calendar days, at the Investors’ discretion, the Notes shall become convertible at the option of the Investors into shares of the Company’s Common Stock (“Conversion Shares”) at a conversion price (the “Conversion Price”) equal to the Nasdaq closing price of the Company’s common stock on the date of the note conversion.

In connection with the SPA, the Company issued to the Investors an aggregate of 469,480 five-year Warrants exercisable for shares of common stock at an exercise price equal to $4.26, and 60,000 shares of Common Stock of the Company.

NOTE 14: SUBSEQUENT EVENTS

On January 18, 2022 the Company entered into entered into a Membership Interest Purchase Agreement (the “Agreement”) with Moise Emquies, George Levy, Matthieu Leblan and Carol Ann Emquies (“Sellers”), Sunnyside, LLC, a California limited liability company (“Sundry”), and George Levy as the Sellers’ representative, pursuant to which the Company will acquire all of the issued and outstanding membership interests of Sundry (such transaction, the “Acquisition”).

Pursuant to the Agreement, Sellers, as the holders of all of the outstanding membership interests of Sundry, will exchange all of such membership interests for (i) $7.5 million of shares of the Company’s common stock at the volume-weighted average (rounded to the nearest $0.0001) of the closing price of the Company’s common stock on the Nasdaq Capital Market (“NasdaqCM”) during the thirty (30) trading day period immediately prior to the closing, but in no event at a price less than $159; and (ii) $34.0 million in cash, $20.0 million of which will be paid at the closing and the balance of which will be evidenced by promissory notes due December 31, 2022 (“Seller Notes”); provided, however, that if the audited aggregate net revenue of Sundry for the year ended December 31, 2021 (the “Audited Net Revenue”) times 1.5 is greater than $34.0 million, the Company will pay the difference in cash pro rata to the Sellers and if the Audited Net Revenue times 1.5 is less than $34.0 million, the Seller Notes will be reduced pro rata for such difference. A portion of the purchase price will be paid to certain employees of Sundry who have a contractual right to receive a portion of the consideration payable in the Acquisition (“Payees”).

Of the $34.0 million in cash payable in the Acquisition, $2.0 million will be held in escrow to cover possible indemnification claims. If the Seller Notes, plus all unpaid interest thereunder, are not repaid in full on or prior to March 31, 2022, then on March 31, 2022, the Company will issue an additional $2.5 million of shares of common stock pro rata to the Sellers and the Payees. If the Seller Notes, plus all unpaid interest thereunder remain outstanding after March 31, 2022 and are not repaid in full on or prior to June 30, 2022, then on June 30, 2022, the Company will issue an additional $2.5 million of shares of common stock pro rata to the Sellers and the Payees. If the Seller Notes, plus all unpaid interest thereunder remain outstanding after June 30, 2022 and are not repaid in full on or prior to September 30, 2022, then on September 30, 2022, the Company will issue an additional $2.5 million of shares of common stock pro rata to the Sellers and the Payees. Any shares issued on either March 31, June 30 or September 30, 2022 shall be issued at the closing price of the Company’s common stock as quoted on the NasdaqCM as of the date immediately preceding the date of issuance but in no event at a price less than $1.59.

The Agreement contains customary representations, warranties and covenants by the Company, the Sellers and Sundry. The closing of the Acquisition is subject to customary closing conditions and financing and there is no assurance that we will be able to complete the Acquisition.

In February and March 2022, Oasis converted an aggregate of $482,646 in outstanding principal pursuant to the Oasis Note into 4,739 shares of common stock. In March 2022, FirstFire converted an aggregate of $406,112 in outstanding principal pursuant to the FirstFire Notes into 4,000 shares of common stock.

On October 13, 2022, the Company amended its Amended and Restated Certificate of Incorporation to increase to increase the number of authorized shares of the Company’s common stock from 200,000,000 to 1,000,000,000, and in conjunction therewith, to increase the aggregate number of authorized shares to 1,010,000,000 shares.

On October 21, 2022, the Board of Directors approved a one-for-100 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s preferred stock. The reverse stock split became effective as of November 3, 2022. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.